DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cash and Cash Equivalents (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and banks	$ 1,260,190	$ 1,528,928
UT Cash and banks	168	3,755
Mutual funds in local currency	823,199	1,401,763
Mutual funds in foreign currency	2,350,600	0
Interest-bearing accounts	216,732	10,359,956
UT Mutual funds	2,517	0
Total	$ 4,653,406	$ 13,294,402	$ 34,858,984	$ 8,202,778